Accounts Receivable, Net (Details) - Schedule of movement in the allowances for doubtful accounts ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Movement In The Allowances For Doubtful Accounts Abstract
Balance at beginning of year	¥ 1,145	$ 166	¥ 304	¥ 177
Additional provision	423	61	841	758
Write-offs				(631)
Balance at end of year	¥ 1,568	$ 227	¥ 1,145	¥ 304